UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end: June 30, 2013 Date of reporting period: March 31, 2013

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.5%
Commercial Services - 0.5%
14,800	Moody’s Corp.	789,136

Communications - 1.4%
29,300	SBA Communications Corp. *	2,110,186

Consumer Durables - 4.6%
13,100	Fossil, Inc. *	1,265,460
15,900	Polaris Industries, Inc.	1,470,591
27,000	Snap-On, Inc.	2,232,900
25,400	Tupperware Brands Corp.	2,076,196

		7,045,147

Consumer Non-Durables - 3.8%
52,200	Coca-Cola Enterprises, Inc.	1,927,224
108,500	Iconix Brand Group, Inc. *	2,806,895
19,300	Michael Kors Holdings, Ltd. *	1,096,047

		5,830,166

Consumer Services - 4.1%
5,800	Chipotle Mexican Grill, Inc. *	1,890,046
74,900	Dunkin’ Brands Group, Inc.	2,762,312
39,532	Marriott International, Inc.	1,669,436

		6,321,794

Electronic Technology - 7.5%
32,800	Avago Technologies, Ltd.	1,178,176
56,000	Broadcom Corp.	1,941,520
89,800	Ciena Corp. *	1,437,698
11,100	F5 Networks, Inc. *	988,788
42,500	Linear Technology Corp.	1,630,725
10,700	MICROS Systems, Inc. *	486,957
80,800	Skyworks Solutions, Inc. *	1,780,024
34,900	Veeco Instruments, Inc. *	1,337,717
32,800	VeriFone Systems, Inc. *	678,304

		11,459,909

Energy Minerals - 4.6%
4,600	Continental Resources, Inc. *	399,878
32,500	Gulfport Energy Corp. *	1,489,475
31,200	Marathon Petroleum Corp.	2,795,520
20,200	Murphy Oil Corp.	1,287,346
27,500	Southwestern Energy Co. *	1,024,650

		6,996,869

Finance - 9.2%
18,050	ACE, Ltd.	1,605,909
14,800	Affiliated Managers Group, Inc. *	2,272,836
29,000	Ameriprise Financial, Inc.	2,135,850
19,800	Arthur J Gallagher & Co.	817,938
24,700	Discover Financial Services	1,107,548
7,200	IntercontinentalExchange, Inc. *	1,174,104
32,200	Marsh & McLennan Cos., Inc.	1,222,634
27,100	Signature Bank/NewYork NY *	2,134,396

Quantity	Name of Issuer	Fair Value ($)

21,400	T Rowe Price Group, Inc.	1,602,218

		14,073,433

Health Services - 1.9%
25,000	Express Scripts Holding Co. *	1,441,250
7,700	Laboratory Corp. of America Holdings *	694,540
7,500	Stericycle, Inc. *	796,350

		2,932,140

Health Technology - 9.6%
16,000	Alexion Pharmaceuticals, Inc. *	1,474,240
18,300	Allergan, Inc.	2,042,829
26,300	Celgene Corp. *	3,048,433
11,300	Edwards Lifesciences Corp. *	928,408
13,400	IDEXX Laboratories, Inc. *	1,238,026
3,700	Intuitive Surgical, Inc. *	1,817,403
29,450	Thermo Fisher Scientific, Inc.	2,252,630
38,300	Thoratec Corp. *	1,436,250
6,900	Vertex Pharmaceuticals, Inc. *	379,293

		14,617,512

Industrial Services - 5.4%
34,800	Chicago Bridge & Iron Co. NV	2,161,080
11,000	National Oilwell Varco, Inc.	778,250
14,950	Schlumberger, Ltd.	1,119,606
43,000	Seadrill, Ltd.	1,600,030
71,700	Waste Connections, Inc.	2,579,766

		8,238,732

Non-Energy Minerals - 2.0%
26,700	Haynes International, Inc.	1,476,510
116,000	Stillwater Mining Co. *	1,499,880

		2,976,390

Process Industries - 7.9%
17,200	Airgas, Inc.	1,705,552
30,400	Albemarle Corp.	1,900,608
11,800	CF Industries Holdings, Inc.	2,246,366
38,400	Ecolab, Inc.	3,078,912
31,200	FMC Corp.	1,779,336
30,900	Scotts Miracle-Gro Co.	1,336,116

		12,046,890

Producer Manufacturing - 12.1%
31,600	AGCO Corp.	1,646,992
60,187	AMETEK, Inc.	2,609,708
20,300	Cummins, Inc.	2,350,943
11,622	Eaton Corp., PLC	711,838
17,900	Flowserve Corp.	3,002,009
15,500	MSC Industrial Direct Co., Inc.	1,329,590
11,900	Precision Castparts Corp.	2,256,478
25,500	SPX Corp.	2,013,480
83,400	Trimble Navigation, Ltd. *	2,498,664

		18,419,702

See accompanying notes to schedule of investments.
MARCH 31, 2013	1

SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

Retail Trade - 9.7%
15,800	Bed Bath & Beyond, Inc. *	1,017,836
52,100	Dick’s Sporting Goods, Inc.	2,464,330
31,900	Lululemon Athletica, Inc. *	1,988,965
58,600	Macy’s, Inc.	2,451,824
18,300	Nordstrom, Inc.	1,010,709
78,300	TJX Cos., Inc.	3,660,525
26,200	Ulta Salon Cosmetics & Fragrance, Inc.	2,126,654

		14,720,843

Technology Services - 11.0%
47,100	ANSYS, Inc. *	3,834,882
15,100	Citrix Systems, Inc. *	1,089,616
38,300	Cognizant Technology Solutions Corp. *	2,934,163
63,400	Informatica Corp. *	2,185,398
3,000	priceline.com, Inc. *	2,063,790
39,500	Teradata Corp. *	2,311,145
22,600	Ultimate Software Group, Inc. *	2,354,016

		16,773,010

Quantity	Name of Issuer	Fair Value ($)

Transportation - 0.9%
24,100	CH Robinson Worldwide, Inc.	1,432,986

Utilities - 2.3%
51,500	Calpine Corp. *	1,060,900
25,100	UGI Corp.	963,589
35,300	Wisconsin Energy Corp.	1,514,017

		3,538,506

Total Common Stocks (cost: $94,908,190)		150,323,351

Total Investments in Securities - 98.5% (cost: $94,908,190)		150,323,351
Other Assets and Liabilities, net 1.5%		2,280,574

Total Net Assets - 100.0%		$152,603,925

*	Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

    PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of March 31, 2013 is as follows (see notes to Schedule of Investments):

	Investment in Securities
	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)
Common Stocks **	150,323,351	—	—	150,323,351
Total:	150,323,351	—	—	150,323,351

**	For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

March 31, 2013

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

• Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

• Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

• Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of March 31, 2013 is included with the Fund’s schedule of investments.

At March 31, 2013, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)	Cost of Securities on a Tax Basis
Mid Cap Growth	$57,639,906	($2,224,745)	$55,415,161	$94,908,190

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Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: April 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date: April 26, 2013

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date: April 26, 2013